Subsequent Events (Details) - CLP ($)		12 Months Ended
	Feb. 11, 2025	Dec. 31, 2024	Jan. 17, 2025
Subsequent Events [Line Items]
Dividend distribution profit percentage		82.40%
Non-adjusting events after reporting period [Member]
Subsequent Events [Line Items]
Risk-weighted assets percentage			0.13%
Inflation of paid capital and reserves (in Pesos)	$ 212,012,307,434
Dividend price (in Pesos per share)	$ 9.85357420889
Shares issued (in Shares)	101,017,081,114